Annual Total Returns (REIT Index Portfolio - Investor Shares Annuity) (REIT Index Portfolio, REIT Index Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2013
REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Annual Total Return
2013	2.33%
2012	17.46%
2011	8.44%
2010	28.25%
2009	29.14%
2008	(37.25%)
2007	(16.60%)
2006	34.93%
2005	11.83%
2004	30.51%